As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-53260

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1    /X/

                       KEMPER STATE TAX-FREE INCOME SERIES
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
               (Address of Principal Executive Offices) (Zip Code)

                                Philip J. Collora
                        Scudder Kemper Investments, Inc.
                            222 South Riverside Plaza
                                Chicago, IL 60606
                     (Name and Address of Agent for Service)

                                 (312) 537-7000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

       Caroline Pearson, Esq.                  Joseph R. Fleming, Esq.
       Scudder Kemper Investments, Inc.        Dechert
       Two International Place                 Ten Post Office Square - South
       Boston, MA 02110-4103                   Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                   Shares of Beneficial Interest (without par value) of Kemper New York Tax-Free Income Fund, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Scudder New York Tax Free Fund's Semi-Annual Report to Shareholders for the period ended September 30, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on January 5, 2001.

                                     PART B
                       KEMPER STATE TAX-FREE INCOME SERIES

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of                         By and in Exchange for Shares of
Scudder New York Tax Free Fund,                      Kemper New York Tax-Free Income Fund, a series of
a series of                                          Kemper State Tax-Free Income Series
Scudder State Tax Free Trust                         (the "Acquiring Trust")
Two International Place                              222 South Riverside Plaza
Boston, MA 02110-4103                                Chicago, IL 60606

         This Statement of Additional Information is available to the shareholders of Scudder New York Tax Free Fund in connection with a proposed transaction whereby Kemper New York Tax-Free Income Fund will acquire all or substantially all of the assets and all of the liabilities of Scudder New York Tax Free Fund in exchange for shares of Kemper New York Tax-Free Income Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Kemper New York Tax-Free Income Fund's statement of additional information offering Class S shares dated February 1, 2001 which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on February 6, 2001 (File No. 811-03657) and is incorporated by reference herein.

2. Kemper New York Tax-Free Income Fund's annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 25, 2000 (File No. 811-03657) and is incorporated by reference herein.

3. Scudder New York Tax Free Fund's prospectus dated August 1, 2000, which was previously filed with the Commission via EDGAR on August 3, 2000 (File No. 811-03749) and is incorporated by reference herein.

4. Scudder New York Tax Free Fund's statement of additional information dated August 1, 2000, which was previously filed with the Commission via EDGAR on August 3, 2000 (File No. 811-03749) and is incorporated by reference herein.

5. Scudder New York Tax Free Fund's annual report to shareholders for the fiscal year ended March 31, 2000, which was previously filed with the Commission via EDGAR on May 26, 2000 (File No. 811-03749) and is incorporated by reference herein.

6. Scudder New York Tax Free Fund's semi-annual report to shareholders for the period ended September 30, 2000, which was previously filed with the Commission via EDGAR on December 4, 2000 (File No. 811-03749) and is incorporated by reference herein.

7. The financial statements and schedules of Kemper New York Tax-Free Income Fund and Scudder New York Tax Free Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Scudder New York Tax Free Fund at Two International Place, Boston, Massachusetts 02110-4103 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibits (1)(a)(1)(a)(3) hereto, which are incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 16.        Exhibits.

                (1) (a)(1)    Amended and Restated  Agreement and Declaration of
                              Trust   is    incorporated    be    reference   to
                              Post-Effective    Amendment    No.   22   to   the
                              Registration Statement.

                    (a)(2) Written Instrument Establishing and Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                    (a)(3) Amended and Restated Written Instrument Establishing and Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                (2) (b)(1)    By-laws   are   incorporated   by   reference   to
                              Post-Effective    Amendment    No.   23   to   the
                              Registration Statement.

                (3)           Inapplicable.

                (4)           Form of  Agreement  and  Plan  of  Reorganization.
                              (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                (5)           Inapplicable.

                (6) (d)(1)    Investment   Management   Agreement   between  the
                              Registrant,  on behalf of  Kemper  California  Tax
                              Free Income Fund, and Scudder Kemper  Investments,
                              Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                (7) (e)(1)    Underwriting and Distribution  Services  Agreement
                              between the Registrant and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                    (e)(2)    Selling  Group   Agreement  is   incorporated   by
                              reference to Post-Effective Amendment No. 22 to the Registration Statement.

                    (e)(3)    Addendum   to   Selling    Group    Agreement   is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 22 to the Registration Statement.

                (8)           Inapplicable.

                (9) (g)(1)    Custody  Agreement is incorporated by reference to
                              Post-Effective    Amendment    No.   23   to   the
                              Registration Statement.

                    (g)(2) Amendment to Custody Agreement dated March 15, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

                    (g)(3) Amendment to Custody Agreement dated March 31, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

                (10)(m)(1) Rule 12b-1 Plan between the Registrant, on behalf of Kemper California State Tax-Free Income Fund (Class B shares) and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                    (m)(2) Rule 12b-1 Plan between the Registrant, on behalf of Kemper California State Tax-Free Income Fund, (Class C shares) and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                    (m)(3) Multi-Distribution System Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                    (m)(4) Kemper Funds Amended and Restated Multi-Distribution System Plan. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)
                              (11) Opinion and Consent of Dechert. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                (12) Opinion and Consent of Willkie Farr & Gallagher is to be filed by post-effective amendment.

                (13)(h)(1)    Agency  Agreement is  incorporated by reference to
                              Post-Effective    Amendment    No.   22   to   the
                              Registration Statement.

                    (h)(2) Supplement to Agency Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                    (h)(3) Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                    (h)(4)    Amendment to Administrative  Services Agreement is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 22 to the Registration Statement.

                    (h)(5)    Assignment    and    Assumption    Agreement    is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 22 to the Registration Statement.

                    (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper California Tax-Free Income Fund, and Scudder Fund Accounting Corp., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                (14)          Consents of Independent Auditors. (Incorporated by
                              reference   to   the   Registrant's   Registration
                              Statement on Form N-14 filed on January 5, 2001.)

                (15)          Inapplicable.

                (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Kemper State Tax-Free Income Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                           KEMPER STATE TAX-FREE INCOME SERIES



                                           By:  /s/ Mark S. Casady
                                                ------------------------
                                          Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                               TITLE                                    DATE
                ---------                               -----                                    ----

/s/ Mark S. Casady                                      President                             March 5, 2001
------------------------
Mark S. Casady

/s/ John W. Ballantine  *                               Trustee                               March 5, 2001
------------------------
John W. Ballantine

/s/ Lewis A. Burnham    *                               Trustee                               March 5, 2001
------------------------
Lewis A. Burnham

/s/ Linda C. Coughlin   *                               Trustee                               March 5, 2001
------------------------
Linda C. Coughlin

/s/ Donald L. Dunaway   *                               Trustee                               March 5, 2001
------------------------
Donald L. Dunaway

/s/ Robert B. Hoffman   *                               Trustee                               March 5, 2001
------------------------
Robert B. Hoffman

/s/ Donald R. Jones     *                               Trustee                               March 5, 2001
------------------------
Donald R. Jones

/s/ Thomas W. Littauer  *                               Trustee                               March 5, 2001
------------------------
Thomas W. Littauer

/s/ Shirley D. Peterson *                               Trustee                               March 5, 2001
------------------------
Shirley D. Peterson

/s/ William P. Sommers  *                               Trustee                               March 5, 2001
------------------------
William P. Sommers

/s/ John R. Hebble                        Treasurer (Principal Financial and                  March 5, 2001
------------------------                            Accounting Officer)
John R. Hebble

         *By:     /s/ Caroline Pearson      *                          March 5, 2001
                  --------------------------
         Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Commission as an exhibit to the Registrant's Registration Statement.